Reinsurance	12 Months Ended
Dec. 31, 2020
Insurance Contracts [Abstract]
Reinsurance	Reinsurance
Reinsurers’ share of insurance contract liabilities was comprised as follows:

	December 31, 2020			December 31, 2019
	Gross recoverable from reinsurers	Provision for uncollectible reinsurance(1)	Recoverable from reinsurers	Gross recoverable from reinsurers	Provision for uncollectible reinsurance(1)	Recoverable from reinsurers
Provision for losses and loss adjustment expenses	7,971.7	(24.4)	7,947.3	6,956.7	(21.9)	6,934.8
Reinsurers’ share of paid losses	818.0	(131.2)	686.8	776.9	(139.6)	637.3
Provision for unearned premiums	1,899.1	—	1,899.1	1,583.7	—	1,583.7
	10,688.8	(155.6)	10,533.2	9,317.3	(161.5)	9,155.8

Current			4,839.0			4,314.8
Non-current			5,694.2			4,841.0
			10,533.2			9,155.8
(1)    Management of credit risk on reinsurance recoverables is discussed in note 24.
Changes in reinsurers' share of paid losses, unpaid losses and unearned premiums, and the provision for uncollectible reinsurance for the years ended December 31 were as follows:

	2020
	Paid losses	Unpaid losses	Unearned premiums	Provision for uncollectible reinsurance	Recoverable from reinsurers
Balance – January 1	776.9	6,956.7	1,583.7	(161.5)	9,155.8
Reinsurers’ share of losses paid to insureds	2,375.4	(2,375.4)	—	—	—
Reinsurance recoveries received	(2,317.9)	—	—	—	(2,317.9)
Reinsurers’ share of unpaid losses and premiums earned(1)	—	2,842.3	(3,923.6)	—	(1,081.3)
Premiums ceded to reinsurers	—	—	4,261.4	—	4,261.4
Change in provision, recovery or write-off of impaired balances	(2.7)	—	—	6.0	3.3
Foreign exchange effect and other(2)	(13.7)	548.1	(22.4)	(0.1)	511.9
Balance – December 31	818.0	7,971.7	1,899.1	(155.6)	10,533.2

	2019
	Paid losses	Unpaid losses	Unearned premiums	Provision for uncollectible reinsurance	Recoverable from reinsurers
Balance – January 1	792.6	6,482.3	1,290.8	(164.8)	8,400.9
Reinsurers’ share of losses paid to insureds	2,299.4	(2,299.4)	—	—	—
Reinsurance recoveries received	(2,277.0)	—	—	—	(2,277.0)
Reinsurers’ share of unpaid losses and premiums earned	—	3,069.6	(3,381.3)	—	(311.7)
Premiums ceded to reinsurers	—	—	3,675.6	—	3,675.6
Change in provision, recovery or write-off of impaired balances	(20.6)	—	—	3.4	(17.2)
Acquisitions of subsidiaries (note 23)	0.2	8.7	2.9	—	11.8
Assets held for sale (note 23)	(19.4)	(241.0)	—	0.4	(260.0)
Foreign exchange effect and other	1.7	(63.5)	(4.3)	(0.5)	(66.6)
Balance – December 31	776.9	6,956.7	1,583.7	(161.5)	9,155.8
(1)    Changes in reinsurers' share of unpaid losses and unearned premiums for the year ended December 31, 2020 exclude European Run-off's reinsurers' share of unpaid losses and premiums earned of $70.6 and $13.5 as the assets of European Run-off were included in assets held for sale on the consolidated balance sheet at December 31, 2019 and European Run-off was deconsolidated on March 31, 2020 as described in note 23.
(2)    Includes $467.1 of unpaid losses from loss reserves ceded to European Run-off which were previously eliminated on consolidation. See note 23.
Commission income earned on premiums ceded to reinsurers in 2020 of $821.0 (2019 - $652.3) is included in commissions, net in the consolidated statement of earnings.